Miller Value Partners Appreciation ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 11.3%
Meta Platforms, Inc. - Class A	6,412	$ 3,611,815
Pinterest, Inc. - Class A (a)	57,860	1,216,796
Ziff Davis, Inc. (a)	50,602	2,650,027
		7,478,638

Consumer Discretionary - 29.6% (b)
Airbnb, Inc. - Class A (a)	8,921	1,276,595
Bloomin' Brands, Inc.	416,324	3,805,201
Build-A-Bear Workshop, Inc.	27,567	843,826
Citi Trends, Inc. (a)	54,200	3,134,928
Coupang, Inc. (a)	64,124	1,113,834
Crocs, Inc. (a)	28,856	3,481,188
Lithia Motors, Inc.	2,712	787,809
MercadoLibre, Inc. (a)	1,712	2,905,932
Perdoceo Education Corp.	40,288	1,289,216
SharkNinja, Inc. (a)	5,932	903,265
		19,541,794

Consumer Staples - 5.0%
Coty, Inc. - Class A (a)	515,555	1,113,599
Maplebear, Inc. (a)	45,645	2,161,291
		3,274,890

Energy - 9.7%
Alliance Resource Partners LP	54,981	1,318,445
Chord Energy Corp.	11,330	1,295,019
Crescent Energy Co. - Class A	386,449	3,794,929
		6,408,393

Financials - 22.8%
Ameriprise Financial, Inc.	4,428	2,031,389
Bread Financial Holdings, Inc.	24,398	2,643,523
Federal Home Loan Mortgage Corp. (a)	75,372	450,725
Federal National Mortgage Association (a)	48,594	316,347
Figure Technology Solutions, Inc. - Class A (a)	89,668	2,753,704
Jackson Financial, Inc. - Class A	21,227	2,173,432
Lincoln National Corp.	79,529	2,811,350
Shift4 Payments, Inc. - Class A (a)	29,965	1,457,498
Vroom, Inc. (a)	58,488	450,358
		15,088,326

Health Care - 2.7%
Viatris, Inc.	114,164	1,812,925

Industrials - 13.9%
Builders FirstSource, Inc. (a)	19,115	1,710,410
JELD-WEN Holding, Inc. (a)	184,590	276,885
Quad/Graphics, Inc.	220,759	1,860,998
Resideo Technologies, Inc. (a)	68,931	2,143,754
United Parcel Service, Inc. - Class B	29,403	3,160,823
		9,152,870

Information Technology - 1.5%
Strategy, Inc. - Class A (a)	11,353		986,916

Real Estate - 3.4%
CTO Realty Growth, Inc.	105,755		2,274,790
TOTAL COMMON STOCKS (Cost $61,497,712)			66,019,542

WARRANTS - 0.0% (c)	Contracts		Value
Financials - 0.0% (c)
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95 (a)	5,720		3,604
TOTAL WARRANTS (Cost $64,911)			3,604

TOTAL INVESTMENTS - 99.9% (Cost $61,562,623)			66,023,146
Other Assets in Excess of Liabilities - 0.1%		0.00118	78,200
TOTAL NET ASSETS - 100.0%			$ 66,101,346

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Miller Value Partners Appreciation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 66,019,542	$ –	$ –	$ 66,019,542
Warrants	–	3,604	–	3,604
Total Investments	$ 66,019,542	$ 3,604	$ –	$ 66,023,146

Refer to the Schedule of Investments for further disaggregation of investment categories.